ProShares Trust

7501 Wisconsin Avenue, Suite 1000E

Bethesda, Maryland 20814

September 11, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProShares Trust

(File Nos. 333-89822 and 811-21114)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of ProShares Trust (the “Trust”) pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 218 under the Securities Act and Amendment No. 227 under the 1940 Act (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment is being filed for the purpose of updating the name, diversification status, and index description of ProShares MSCI Transformational Changes ETF (formerly, ProShares MSCI Global Transformational Themes ETF).

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6400.

Sincerely,

/s/ Richard F. Morris
Richard F. Morris
Chief Legal Officer and Secretary